Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

5.      PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following (in thousands):

	September 30, 2022	December 31, 2021
Computer equipment	$20,947	$20,571
Software and voice recordings	9,271	8,687
Leasehold improvements	3,850	3,567
Furniture and fixtures	765	729
Total property and equipment, at cost	34,833	33,554
Less: accumulated depreciation and amortization	(30,687)	(27,399)
Total property and equipment, net	$4,146	$6,155

Property and equipment, net includes assets under finance lease obligations (see Note 14 for additional information) with an aggregate cost of approximately $0.9 million and $7.0 million as of September 30, 2022 and December 31, 2021, respectively, and accumulated depreciation of approximately $0.4 million and $4.3 million as of September 30, 2022 and December 31, 2021, respectively. Depreciation and amortization expense totaled approximately $0.9 million and $3.2 million for the three and nine months ended September 30, 2022, respectively, as compared to $1.3 million and $4.2 million for the three and nine months ended September 30, 2021, respectively.

4.      PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31, 2021	December 31, 2020
Computer equipment	$20,571	$19,867
Software and voice recordings	8,687	8,335
Leasehold improvements	3,567	3,560
Furniture and fixtures	729	720
Construction in progress	—	6
Total, at cost	33,554	32,488
Less: accumulated depreciation and amortization	(27,399)	(22,053)
Total property and equipment, net	$6,155	$10,435

The property and equipment account includes assets under finance lease obligations (see Note 13 for additional information) with an aggregate cost of approximately $16,622 and $16,278 and accumulated depreciation of approximately $13,938 and $11,673 as of December 31, 2021 and 2020, respectively. Depreciation and amortization expense totaled approximately $5,502 and $6,037 for the years ended December 31, 2021 and 2020, respectively.